EQUITY - Share Details and Reconciliation (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 15, 2020	May 14, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Proceeds from issue of ordinary shares		$ 750
Sale of stock price (USD per share)		$ 9.27
(Payments) proceeds from mandatorily convertible subordinated notes			$ (1,196)	$ 1,237	$ 0
Reconciliation of number of shares outstanding [abstract]
Issued shares, beginning of period (in shares)			1,102,809,772	1,021,903,623
Shares issued out of treasury shares (in shares)			(120,000,000)	80,906,149
Issued shares, end of period (in shares)			982,809,772	1,102,809,772	1,021,903,623
Treasury shares, beginning of period (in shares)			(22,075,359)	(9,824,202)
Movement in year (in shares)			(49,841,211)	(12,251,157)
Treasury shares, end of period (in shares)			(71,916,570)	(22,075,359)	(9,824,202)
Beginning balance (in shares)			1,080,734,413	1,012,079,421
Movement in year (in shares)			(169,841,211)	68,654,992
Ending balance (in shares)			910,893,202	1,080,734,413	1,012,079,421
Shares issued (in shares)			982,809,772	1,102,809,772	1,021,903,623
Mandatorily convertible unsecured unsubordinated bonds
Reconciliation of number of shares outstanding [abstract]
Shares issued out of treasury shares (in shares)	22,653,933
Mittal family trust | Mandatorily convertible unsecured unsubordinated bonds
Disclosure of reserves within equity [line items]
(Payments) proceeds from mandatorily convertible subordinated notes		$ 100